Income Taxes - Tax Effects of Temporary Differences (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets:
Tax losses carry forward	¥ 708,815	$ 99,835	¥ 411,544
Equity investment loss	185,553	26,135	157,319
Allowance for credit losses	35,983	5,068	36,089
Intangible assets and accrued expenses	7,906	1,114	8,687
Share-based compensation	235	33	263
Others	42,474	5,981	33,129
Valuation allowance	(786,853)	(110,826)	(617,264)	$ (86,940)	¥ (422,837)
Deferred tax assets	194,113	27,340	29,767
Deferred tax liabilities:
Outside basis difference on investment	23,403	3,296	55,770
Equity method investment and unrealized gains	1,112	157	1,813
Right-of-use asset and others	4,498	633	8,617
Intangible assets acquired from business acquisition	31,137	4,386
Deferred tax liabilities	60,150	8,472	¥ 66,200
Classification in the consolidated balance sheets:
Deferred tax assets	188,503	26,550
Deferred tax liabilities	¥ 54,540	$ 7,682